CERTIFICATION OF
                     STRONG INTERNATIONAL EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                     STRONG ADVISOR INTERNATIONAL CORE FUND


STRONG INTERNATIONAL EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advisor International Core Fund's Prospectuses and Statement of Additional Information for the Class A, Class B, Class C, and Class L shares, dated September 27, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-45108; 811-6524), which was filed with the Securities and Exchange Commission on September 25, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Advisor International Core Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                            STRONG INTERNATIONAL EQUITY FUNDS, INC.



                            /S/ SUSAN A. HOLLISTER
                            ----------------------------------------------------
                            By: Susan A. Hollister
                            Title:   Vice President and Assistant Secretary


Dated: October 1, 2001